Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Global Bond Fund

Supplement dated May 12, 2021

to Currently Effective Prospectuses

Effective on or about October 1, 2021, all references to Nick Maroutsos are deleted from the prospectuses for Janus Henderson Absolute Return Income Opportunities Fund and Janus Henderson Global Bond Fund (together, the “Funds”). Mr. Maroutsos intends to continue in his role as Co-Portfolio Manager through September 30, 2021 to assist in transitioning the Funds.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Global Bond Fund

Supplement dated May 12, 2021

to Currently Effective Statements of Additional Information

Effective on or about October 1, 2021, all references to Nick Maroutsos are deleted from the statements of additional information for Janus Henderson Absolute Return Income Opportunities Fund and Janus Henderson Global Bond Fund (together, the “Funds”). Mr. Maroutsos intends to continue in his role as Co-Portfolio Manager through September 30, 2021 to assist in transitioning the Funds.

Please retain this Supplement with your records.